Note 2. Balance Sheet Data: Schedule of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Accrued Salaries, Current	$ 95,125	$ 157,456
Deferred Compensation Liability, Current	160,670	124,306
Interest Payable, Current	$ 63,830	$ 38,445